Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes [3]	Royalties [4]	Fees	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 98,310	$ 158,750	$ 5,270	$ 11,500	$ 273,830
Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level
Total	[1],[2],[5]	$ 98,310		670	10,830	109,810
25 de Mayo-Medanito
Total	[1],[2]		7,390			7,390
Entre Lomas Río Negro
Total	[1],[2]		8,150	180		8,330
Entre Lomas Neuquén
Total	[1],[2]		2,840	420		3,260
Jarilla Quemada
Total	[1],[2]		90			90
Charco del Palenque
Total	[1],[2]		1,050	200		1,250
Jagüel de los Machos
Total	[1],[2]		7,050	110		7,170
Bajada del Palo Oeste
Total	[1],[2]		106,490	2,450		108,950
Bajada del Palo Este
Total	[1],[2]		3,660	340		4,000
Águila Mora
Total	[1],[2]		3,040	50		3,090
Aguada Federal
Total	[1],[2]		12,620	740		13,360
Bandurria Norte
Total	[1],[2]			50		50
Coirón Amargo Norte
Total	[1],[2]		490	$ 60		550
Acambuco
Total	[1],[2]		200			200
Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level
Total	[1],[2],[6]				$ 670	670
CS-01
Total	[1],[2]		$ 5,670			$ 5,670

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Reported taxes do not include taxes levied on consumption, such as value added taxes, personal income taxes, or sales taxes (including, for the avoidance of doubt, the Argentine Provincial tax ingresos brutos).
[4]	Vista pays royalties to the provincial governments of Argentina related to the Transferred Conventional Assets. As per the Conventional Assets Transaction Agreement, Aconcagua then repays 100% of these amounts to Vista.
[5]	During the fiscal year 2023, we paid to the Argentine Federal Government the following taxes at an entity level rather than on a per-project basis: (i) Federal income taxes of $53.98 million, as we file a consolidated income tax return in Argentina, which includes all Argentine entities relating to our projects in Argentina; (ii) Export duties of $39.45 million, and (iii) Dividends withholding tax of $4.88 million. Additionally, during the fiscal year 2023, we paid an extraordinary fee to the Provinces of Neuquén and Río Negro related to the Gas IV Plan, which was not assigned to a particular project. Finally, during the fiscal year 2023, we made social responsibility payments to the Argentine Federal Government related to salaries from employees that are not assigned to a particular project.
[6]	During the fiscal year 2023, Vista made social responsibility payments to the Mexican Government related to salaries from employees that are not assigned to a particular project.